================================================================================

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2002
--------------------------------------------------------------------------------

                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

We are pleased to report that the Value Line Asset Allocation Fund earned a total return of 5.60% for the fiscal year ended March 31, 2002. That compares with a total return of 0.24% for the unmanaged Standard & Poor's 500 Index(1) and a total return of 4.64% for the Lehman Government/Credit Bond Index(2).

Your Fund ranks as the number-one fund for performance out of 48 funds in its category since inception August 24, 1993, according to Lipper Inc. For five years, the Fund ranks 12th of 138 funds in the category, and for one year it ranks 22nd of 276 funds(3).

During the year, we allocated from 85% to nearly 100% of assets to stocks, with the remainder split between bonds and cash. The allocation is determined by Value Line's proprietary stock and bond market models, which incorporate a number of economic and financial variables. The stock model has been positive on stocks primarily because of the relatively low levels of both interest rates and stock prices. We raised the Fund's stockholdings to nearly 100% of assets on September 21st when the market hit its low in response to the terrorist attacks. In the ensuing rally, we gradually reduced the stock position, which stood at 87% of total assets on March 31st, 2002.

As for stock selection, our disciplined approach continues to serve the Fund well. We stay with issues that exhibit strong earnings momentum and/or strong stock price momentum, and we are quick to sell holdings that no longer meet those criteria. Our sales of holdings in the weakening technology sector, for example, helped keep your Fund on the plus-side for the fiscal year. The Fund currently holds about 250 stocks, with a median market capitalization of roughly $3.5 billion. The market-cap of holdings ranges widely, however, from under $100 million up to $100 billion-plus.

Interest rates have begun rising in recent weeks, somewhat tempering our model's bullishness toward the stock market. Our disciplined approach will continue to allow the Fund to take advantage of opportunities in the year ahead, while keeping risk down to a reasonable level. Thank you for investing with us.

                                             Sincerely,


                                             /s/ Jean Bernhard Buttner

                                             Jean Bernhard Buttner
                                             Chairman and President

May, 2002

--------------------------------------------------------------------------------

(1) The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this indes.

(3) Lipper ranked the Value Line Asset Allocation Fund 1st out of 48 flexible portfolio funds based on return for the Fund's inception on 8/24/93 to 3/31/02, 12th out of 138 flexible portfolio funds based on its five-year return as of 3/31/02, and 22nd out of 276 flexible portfolio funds based on its one-year return as of 3/31/02.


--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Asset Allocation Fund, Inc. Shareholders
================================================================================

Economic Observations

The U.S. economic recovery, which began tentatively late last year, accelerated markedly during the first quarter of this year, as the nation's gross domestic product roared ahead at a vigorous 5.8% rate. Now, following this eyecatching opening-quarter performance, which was helped by inventory building, as manufacturers increased production in order to restock their depleted warehouses, we would expect growth to settle into a modest, but sustainable, 3%-4% range over the balance of this year. Our forecast assumes that oil supples will remain adequate, notwithstanding the turmoil in the Middle East.

Inflation, meantime, remains muted, thanks, in part, to some very strong increases in productivity, or labor-cost efficiency. Adequate supplies of labor and raw materials are also helping to keep the costs of production low. We caution, though, that as the economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, or a prolonged rise in oil prices, however, inflation should remain on the modest side through 2003, and perhaps beyond.

Finally, the Federal Reserve, which had been aggressive in reducing interest rates in order to promote stronger economic activity, has completed its extended monetary easing cycle. We believe the Fed will now pursue a stable monetary course through at least midyear, before rising business activity encourages it to begin lifting rates modestly later in the year.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------
     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN VALUE LINE ASSET ALLOCATION FUND, INC., LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX AND
                                S&P 500 INDEX**

  [THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                    $ Value          $ Value              $ Value
                Value Line Asset     S&P 500      Lehman Brothers Government/
 Date           Allocation Fund       Index           Credit Bond Index
 ----           ---------------       -----           -----------------
  8/24/1993           10,000          10,000                 10,000
  9/30/1993           10,480          10,005                 10,035
 12/31/1993           10,596          10,237                 10,005
  3/31/1994           10,415           9,848                  9,692
  6/30/1994           10,275           9,890                  9,572
  9/30/1994           10,898          10,374                  9,619
 12/31/1994           10,961          10,372                  9,654
  3/31/1995           11,818          11,382                 10,135
  6/30/1995           12,757          12,468                 10,793
  9/30/1995           14,104          13,459                 11,000
 12/31/1995           14,919          14,269                 11,512
  3/31/1996           15,970          15,035                 11,243
  6/30/1996           17,383          15,710                 11,296
  9/30/1996           18,231          16,196                 11,495
 12/31/1996           18,888          17,546                 11,846
  3/31/1997           18,764          18,014                 11,744
  6/30/1997           20,635          21,159                 12,171
  9/30/1997           22,836          22,745                 12,598
 12/31/1997           22,852          23,398                 13,002
  3/31/1998           25,774          26,662                 13,199
  6/30/1998           26,469          27,542                 13,545
  9/30/1998           23,074          24,803                 14,215
 12/31/1998           28,747          30,085                 14,234
  3/31/1999           28,908          31,584                 14,063
  6/30/1999           30,917          33,810                 13,910
  9/30/1999           31,077          31,699                 13,985
 12/31/1999           34,463          36,415                 13,928
  3/31/2000           36,142          37,251                 14,303
  6/30/2000           35,571          36,261                 14,510
  9/30/2000           37,163          35,910                 14,927
 12/31/2000           34,628          33,100                 15,579
  3/31/2001           29,784          29,176                 16,077
  6/30/2001           32,809          30,883                 16,125
  9/30/2001           28,217          26,350                 16,893
 12/31/2001           31,126          29,166                 16,904
  3/31/2002           31,451          29,246                 16,824
--------------------------------------------------------------------------------
                             From 8/24/93 to 3/31/02

Performance Data:*
                                                              Average Annual
                                                              Total Returns
                                                              --------------
1 year ended 3/31/02......................................         5.60%
5 years ended 3/31/02.....................................        10.88%
From 8/24/93+ to 3/31/02..................................        14.25%

================================================================================
+     Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** The Standard & Poor's 500 Index is an unmanaged index that is representative of the larger capitalization stocks traded in the United States. The presentation includes reinvested dividends. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that generally represents the U.S. Bond Market, with issues having an average maturity of
      9.8 years. The graphic representation includes interest reinvested.


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2002
================================================================================

   Shares                                                                         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (88.6%)
           ADVERTISING (0.5%)
   11,400  Omnicom Group, Inc. .....................................            $ 1,076,160

           AEROSPACE/DEFENSE (2.3%)
   15,750  Alliant Techsystems, Inc.* ..............................              1,606,343
   15,500  General Dynamics Corp. ..................................              1,456,225
   12,000  L-3 Communications Holdings, Inc.* ......................              1,344,000
    5,070  Northrop Grumman Corp. ..................................                573,163
                                                                                -----------
                                                                                  4,979,731

           AIR TRANSPORT (0.3%)
   10,000  FedEx Corp.* ............................................                581,000

           APPAREL (0.3%)
   15,000  V.F. Corp. ..............................................                648,750

           AUTO PARTS (1.2%)
   30,000  American Axle &
             Manufacturing Holdings, Inc.* .........................                870,000
   17,000  ArvinMeritor, Inc. ......................................                485,350
    6,000  BorgWarner, Inc. ........................................                377,520
    9,000  Johnson Controls, Inc. ..................................                794,790
                                                                                -----------
                                                                                  2,527,660
           BANK (5.2%)
   23,000  BB & T Corp. ............................................                876,530
   14,000  City National Corp. .....................................                736,540
   19,000  Colonial BancGroup, Inc. ................................                283,480
   18,000  Commerce Bancorp, Inc. ..................................                808,200
   22,000  Compass Bancshares, Inc. ................................                679,140
   39,000  Hibernia Corp. Class "A" ................................                744,900
   12,000  M & T Bank Corp. ........................................                964,440
   13,000  National Commerce Financial Corp. .......................                361,400
   23,000  North Fork Bancorporation, Inc. .........................                817,880
    5,000  Pacific Century Financial Corp. .........................                130,300
   19,000  Popular, Inc. ...........................................                555,180
    6,000  Regions Financial Corp. .................................                206,100
   36,000  SouthTrust Corp. ........................................                950,400
   30,000  Synovus Financial Corp. .................................                914,400
   24,000  UCBH Holdings, Inc. .....................................                863,520
   12,000  Wells Fargo & Co. .......................................                592,800
   18,000  Westamerica Bancorporation ..............................                769,500
                                                                                -----------
                                                                                 11,254,710
           BANK-MIDWEST (1.5%)
   11,000  Commerce Bancshares, Inc. ...............................                486,420
   16,500  Fifth Third Bancorp .....................................              1,113,420
   27,500  First Midwest Bancorp, Inc. .............................                798,600
   16,000  TCF Financial Corp. .....................................                841,760
                                                                                -----------
                                                                                  3,240,200
           BEVERAGE -- ALCOHOLIC (0.6%)
   24,000  Constellation Brands, Inc.
             Class "A"* ............................................              1,319,040

           BEVERAGE -- SOFT DRINK (1.0%)
   40,000  Pepsi Bottling Group, Inc. (The) ........................              1,034,800
   22,000  PepsiCo, Inc. ...........................................              1,133,000
                                                                                -----------
                                                                                  2,167,800
           BIOTECHNOLOGY (0.1%)
    7,000  Isis Pharmaceuticals, Inc.* .............................                112,560

           BUILDING MATERIALS (0.3%)
    9,000  Jacobs Engineering Group, Inc.* .........................                641,610

           CHEMICAL -- SPECIALTY (0.5%)
   24,000  Airgas, Inc.* ...........................................                482,400
    9,000  Praxair, Inc. ...........................................                538,200
                                                                                -----------
                                                                                  1,020,600


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

   Shares                                                                         Value
-------------------------------------------------------------------------------------------
           COMPUTER & PERIPHERALS (1.3%)
   20,000  International Business Machines Corp. ...................            $ 2,080,000
   15,000  Tech Data Corp.* ........................................                688,350
                                                                                -----------
                                                                                  2,768,350
           COMPUTER SOFTWARE & SERVICES (6.1%)
   24,000  Affiliated Computer Services Inc. Class "A"* ............              1,347,120
   14,000  ANSYS, Inc.* ............................................                379,400
    8,000  BARRA, Inc.* ............................................                484,560
    4,000  Certegy, Inc.* ..........................................                158,800
   12,000  Fair, Issac & Co., Inc. .................................                760,680
   15,000  First Data Corp. ........................................              1,308,750
   22,500  Fiserv, Inc.* ...........................................              1,034,775
    5,000  JDA Software Group, Inc.* ...............................                159,400
   80,000  Microsoft Corp.* ........................................              4,824,800
   22,000  Network Associates, Inc.* ...............................                532,400
    9,000  Perot Systems Corp. Class "A"* ..........................                179,550
   20,000  Precise Software Solutions Ltd.* ........................                465,800
   30,000  SunGard Data Systems Inc.* ..............................                989,100
   14,000  Symantec Corp.* .........................................                576,940
                                                                                -----------
                                                                                 13,202,075
           DIVERSIFIED COMPANIES (2.4%)
   11,000  American Standard Companies, Inc.* ......................                778,250
   12,000  Ametek, Inc. ............................................                446,520
    6,800  Danaher Corp. ...........................................                482,936
   18,000  Hillenbrand Industries, Inc. ............................              1,109,340
   16,000  ITT Industries, Inc. ....................................              1,008,640
    7,000  Pentair, Inc. ...........................................                314,790
   19,000  Teleflex, Inc. ..........................................              1,038,730
                                                                                -----------
                                                                                  5,179,206
           DRUG (3.0%)
    7,000  Barr Laboratories, Inc.* ................................                460,740
    7,000  Cephalon, Inc.* .........................................                441,000
    4,000  First Horizon Pharmaceutical Corp.* .....................                 89,440
   18,000  Forest Laboratories, Inc.* ..............................              1,470,600
    9,000  InterMune, Inc.* ........................................                270,630
    8,000  King Pharmaceuticals, Inc.* .............................                280,080
    8,000  Medicis Pharmaceutical Corp. Class "A"* .................                444,000
   28,000  NBTY, Inc.* .............................................                477,680
    9,000  Neurocrine Biosciences, Inc.* ...........................                365,310
   34,000  Pharmaceutical Product Development, Inc.* ...............              1,184,900
   16,000  Scios Inc.* .............................................                462,880
    4,000  Taro Pharmaceuticals Industries, Ltd.* ..................                113,400
    9,000  Teva Pharmaceutical Industries Ltd. (ADR) ...............                492,030
                                                                                -----------
                                                                                  6,552,690
           EDUCATIONAL SERVICES (1.5%)
   19,500  Apollo Group, Inc.  Class "A"* ..........................              1,044,225
   30,000  Career Education Corp.* .................................              1,188,000
   22,000  Education Management Corp.* .............................                927,740
                                                                                -----------
                                                                                  3,159,965
           ELECTRIC UTILITY -- EAST (0.3%)
    4,000  Southern Co. (The) ......................................                105,960
   21,000  TECO Energy, Inc. .......................................                601,230
                                                                                -----------
                                                                                    707,190
           ELECTRICAL EQUIPMENT (2.6%)
  132,000  General Electric Co. ....................................              4,943,400
   17,500  Zoran Corp.* ............................................                764,400
                                                                                -----------
                                                                                  5,707,800
           ELECTRONICS (0.3%)
   15,000  Harman International Industries, Inc. ...................                740,250

           ENTERTAINMENT (0.2%)
   10,000  BELO Corp. Series "A" ...................................                232,500
    5,000  Univision Communications, Inc. Class "A"* ...............                210,000
                                                                                -----------
                                                                                    442,500


--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2002
================================================================================

   Shares                                                                         Value
-------------------------------------------------------------------------------------------
           ENTERTAINMENT TECHNOLOGY (1.3%)
   37,500  Activision, Inc.* .......................................            $ 1,118,625
   20,000  Gemstar-TV Guide International, Inc.* ...................                295,800
   29,000  Midway Games, Inc.* .....................................                390,340
   19,000  THQ, Inc.* ..............................................                932,900
                                                                                -----------
                                                                                  2,737,665
           ENVIRONMENTAL (0.5%)
   11,000  Stericycle, Inc.* .......................................                688,171
   10,000  Waste Connections, Inc.* ................................                335,100
                                                                                -----------
                                                                                  1,023,271
           FINANCIAL SERVICES -- DIVERSIFIED (7.7%)
   13,000  American International Group, Inc. ......................                937,820
   34,000  Bisys Group, Inc. (The)* ................................              1,198,500
   28,000  Block (H. & R.), Inc. ...................................              1,244,600
   43,000  Cendant Corp.* ..........................................                825,600
  129,000  Citigroup, Inc. .........................................              6,388,080
   38,000  Concord EFS, Inc.* ......................................              1,263,500
   27,000  Federal National Mortgage Associaton ....................              2,156,760
   19,600  Fidelity National Financial, Inc. .......................                516,852
   14,000  Global Payments, Inc. ...................................                513,100
   10,000  Household International, Inc. ...........................                568,000
   10,500  Investment Technology Group, Inc.* ......................                553,770
   10,000  Radian Group, Inc. ......................................                490,800
                                                                                -----------
                                                                                 16,657,382
           FOOD PROCESSING (0.2%)
    7,000  Dean Foods Co.* .........................................                530,040

           FOOD WHOLESALERS (0.9%)
   13,000  Fleming Companies, Inc. .................................                291,200
   26,000  Performance Food Group Co.* .............................                849,160
   32,000  Supervalu, Inc. .........................................                825,600
                                                                                -----------
                                                                                  1,965,960
           FURNITURE/HOME FURNISHINGS (0.8%)
    9,000  Furniture Brands International, Inc.* ...................                328,050
   16,000  La -Z- Boy, Inc. ........................................                439,200
   15,000  Mohawk Industries, Inc.* ................................                901,350
                                                                                -----------
                                                                                  1,668,600
           GROCERY (0.4%)
   19,000  Whole Foods Market, Inc.* ...............................                868,110

           HEALTHCARE INFORMATION SYSTEMS (0.3%)
   14,000  Cerner Corp.* ...........................................                667,940

           HOME APPLIANCE (0.2%)
   10,000  Maytag Corp. ............................................                442,500

           HOTEL/GAMING (1.2%)
    8,000  Alliance Gaming Corp.* ..................................                244,240
   26,000  Argosy Gaming Company* ..................................                953,940
   13,000  Aztar Corp.* ............................................                284,700
   10,000  International Game Technology* ..........................                623,200
   14,000  Penn National Gaming, Inc.* .............................                490,280
                                                                                -----------
                                                                                  2,596,360
           HOUSEHOLD PRODUCTS (0.7%)
   10,000  Procter & Gamble Co. (The) ..............................                900,900
   11,000  Rent-A-Center, Inc.* ....................................                561,990
                                                                                -----------
                                                                                  1,462,890
           INDUSTRIAL SERVICES (0.3%)
   11,000  Emcor Group, Inc.* ......................................                638,000

           INFORMATION SERVICES (0.6%)
   10,500  ChoicePoint, Inc.* ......................................                604,800
   16,000  Equifax, Inc. ...........................................                478,400
    3,900  Getty Images, Inc.* .....................................                116,844
                                                                                -----------
                                                                                  1,200,044


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments

   Shares                                                                         Value
-------------------------------------------------------------------------------------------
           INSURANCE -- PROPERTY & CASUALTY (2.8%)
   11,000  ACE Ltd. ................................................            $   458,700
   14,000  Berkley (W.R.) Corp. ....................................                804,720
   13,000  Everest RE Group, Ltd. ..................................                901,420
   26,000  HCC Insurance Holdings, Inc. ............................                726,700
   29,000  Old Republic International Corp .........................                927,130
    5,000  Progressive Corp. .......................................                833,100
    4,500  RenaissanceRe Holdings Ltd. .............................                463,500
   10,000  XL Capital Ltd. Class "A" ...............................                933,500
                                                                                -----------
                                                                                  6,048,770
           INTERNET (0.6%)
   15,000  Overture Services, Inc.* ................................                418,800
   27,000  S1 Corp.* ...............................................                416,880
   18,000  Ticketmaster Class "B"* .................................                532,440
                                                                                -----------
                                                                                  1,368,120
           MACHINERY (1.1%)
   28,000  AGCO Corp.* .............................................                638,960
   11,000  Donaldson Co., Inc. .....................................                442,310
   11,000  Manitowoc Co., Inc. (The) ...............................                434,500
   20,000  Stanley Works (The) .....................................                925,000
                                                                                -----------
                                                                                  2,440,770
           MANUFACTURED HOUSING/RECREATIONAL VEHICLES (0.2%)
    4,000  Monaco Coach Corp.* .....................................                 97,200
   11,000  Winnebago Industries, Inc. ..............................                461,890
                                                                                -----------
                                                                                    559,090
           MEDICAL SERVICES (4.0%)
   31,000  DaVita, Inc.* ...........................................                784,300
    8,000  DIANON Systems, Inc.* ...................................                519,040
   20,000  HCA, Inc. ...............................................                881,600
   10,000  Laboratory Corp. of America Holdings* ...................                958,600
   28,000  Lincare Holdings, Inc.* .................................                759,360
    7,000  Pediatrix Medical Group, Inc.* ..........................                285,320
   10,000  Quest Diagnostics, Inc.* ................................                828,500
   20,000  Tenet Healthcare Corp.* .................................              1,340,400
    9,000  Triad Hospitals, Inc.* ..................................                309,420
   12,000  Trigon Healthcare, Inc.* ................................                885,840
    6,000  UnitedHealth Group, Inc. ................................                458,520
   10,000  Wellpoint Health Networks, Inc.* ........................                636,700
                                                                                -----------
                                                                                  8,647,600
           MEDICAL SUPPLIES (6.0%)
   20,000  Abbott Laboratories .....................................              1,052,000
   11,000  AmerisourceBergen Corp. .................................                751,300
    5,000  Baxter International, Inc. ..............................                297,600
    9,000  Beckman Coulter, Inc. ...................................                459,630
   39,000  Biomet, Inc. ............................................              1,055,340
   27,000  Cytyc Corp.* ............................................                726,840
   27,000  DENTSPLY International, Inc. ............................              1,000,620
   26,000  Henry Schein, Inc.* .....................................              1,145,300
   30,000  Johnson & Johnson .......................................              1,948,500
   15,334  Medtronic, Inc. .........................................                693,250
   24,000  Patterson Dental Co.* ...................................              1,049,520
    5,600  St. Jude Medical, Inc.* .................................                432,040
   17,000  Stryker Corp. ...........................................              1,025,610
   30,000  Varian Medical Systems, Inc.* ...........................              1,227,000
                                                                                -----------
                                                                                 12,864,550
           OFFICE EQUIPMENT & SUPPLIES (0.5%)
   50,000  Office Depot, Inc.* .....................................                992,500
   10,000  Xerox Corp.* ............................................                107,500
                                                                                -----------
                                                                                  1,100,000
           PACKAGING & CONTAINER (0.6%)
    8,000  Bemis Co., Inc. .........................................                434,800
   26,000  Packaging Corp. of America* .............................                514,540
   22,000  Pactiv Corp.* ...........................................                440,440
                                                                                -----------
                                                                                  1,389,780
           PHARMACY SERVICES (0.7%)
   36,000  Caremark Rx, Inc.* ......................................                702,000
   14,000  Express Scripts, Inc.  Class "A"* .......................                806,260
                                                                                -----------
                                                                                  1,508,260


--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2002

   Shares                                                                         Value
-------------------------------------------------------------------------------------------
           PRECISION INSTRUMENT (0.4%)
   12,000  FLIR Systems, Inc.* .....................................            $   573,000
    4,000  Kronos Inc.* ............................................                187,920
                                                                                -----------
                                                                                    760,920
           PUBLISHING (0.5%)
   11,000  Deluxe Corp. ............................................                508,860
   10,000  Scholastic Corp.* .......................................                541,900
                                                                                -----------
                                                                                  1,050,760
           RAILROAD (0.9%)
   16,000  CP Holders Inc. .........................................                711,520
   14,000  CSX Corp. ...............................................                533,540
   30,000  Norfolk Southern Corp. ..................................                718,200
                                                                                -----------
                                                                                  1,963,260
           R.E.I.T. (0.6%)
   12,000  Public Storage, Inc. ....................................                444,120
   41,000  Thornburg Mortgage, Inc. ................................                821,640
                                                                                -----------
                                                                                  1,265,760
           RECREATION (1.1%)
   18,000  Harley-Davidson, Inc. ...................................                992,340
   44,000  Mattel, Inc. ............................................                916,960
    8,000  Polaris Industries, Inc. ................................                509,600
                                                                                -----------
                                                                                  2,418,900
           RESTAURANT (3.6%)
   13,000  Applebees International, Inc. ...........................                471,900
   36,000  Brinker International, Inc.* ............................              1,166,760
   18,000  CBRL Group, Inc. ........................................                512,460
    9,400  CEC Entertainment, Inc.* ................................                434,280
   29,250  Cheesecake Factory, Inc. (The)* .........................              1,079,325
   30,000  Darden Restaurants, Inc. ................................              1,217,700
    7,000  Jack in the Box, Inc.* ..................................                207,550
   11,000  Panera Bread Co.  Class "A"* ............................                700,810
   44,000  Ruby Tuesday, Inc. ......................................              1,023,000
   22,000  Starbucks Corp.* ........................................                508,860
    8,000  TRICON Global Restaurants, Inc.* ........................                470,240
                                                                                -----------
                                                                                  7,792,885
           RETAIL BUILDING SUPPLY (0.5%)
   24,000  Lowe's Companies, Inc. ..................................              1,043,760

           RETAIL -- SPECIAL LINES (6.9%)
   20,000  Abercrombie & Fitch Co. Class "A"* ......................                616,000
    6,000  AutoZone, Inc.* .........................................                413,100
   46,000  Bed Bath & Beyond Inc.* .................................              1,552,500
    7,000  Best Buy Co., Inc.* .....................................                554,400
   19,000  Blockbuster Inc. Class "A" ..............................                445,930
   23,000  Borders Group, Inc.* ....................................                549,930
   73,500  Chico's FAS, Inc.* ......................................              2,476,950
   27,750  Christopher & Banks Corp.* ..............................                911,588
    4,000  Coach, Inc.* ............................................                202,840
   13,000  Dollar Tree Stores, Inc.* ...............................                426,530
   35,000  Foot Locker, Inc.* ......................................                566,300
   45,000  Hot Topic Inc.* .........................................                940,500
    6,000  Luxottica Group, S.P.A (ADR) ............................                116,280
   17,000  99 Cents Only Stores* ...................................                651,780
   23,500  O'Reilly Automotive, Inc.* ..............................                741,895
   48,000  Pep Boys-Manny Moe & Jack ...............................                798,720
   22,000  Pier 1 Imports, Inc. ....................................                452,980
   16,000  Ross Stores, Inc. .......................................                605,280
   12,000  TJX Companies, Inc. (The) ...............................                480,120
   14,000  Talbots, Inc. (The) .....................................                495,600
   28,000  Too, Inc.* ..............................................                825,720
                                                                                -----------
                                                                                 14,824,943
           RETAIL STORE (5.8%)
   11,000  BJ's Wholesale Club Inc.* ...............................                491,700
   35,300  Circuit City Stores, Inc.--CarMax Group* ................                912,858
   30,000  Family Dollar Stores, Inc. ..............................              1,005,300
   20,000  Kohl's Corp.* ...........................................              1,423,000
    9,000  Sears, Roebuck & Co. ....................................                461,430
   23,000  Target Corp. ............................................                991,760
  120,000  Wal-Mart Stores, Inc. ...................................              7,354,800
                                                                                -----------
                                                                                 12,640,848


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments

   Shares                                                                         Value
-------------------------------------------------------------------------------------------
           SEMICONDUCTOR (0.7%)
   20,000  ESS Technology, Inc.* ...................................            $   414,800
   15,000  Microchip Technology Inc.* ..............................                627,450
    7,000  NVIDIA Corp.* ...........................................                310,520
   20,000  United Microelectronics Corp. (ADR)* ....................                213,000
                                                                                -----------
                                                                                  1,565,770
           SHOE (0.6%)
    9,000  Nike, Inc. Class "B" ....................................                540,090
   28,000  Reebok International Ltd.* ..............................                756,840
                                                                                -----------
                                                                                  1,296,930
           TELECOMMUNICATIONS EQUIPMENT (0.2%)
   21,000  Polycom, Inc.* ..........................................                516,600

           THRIFT (3.3%)
   36,000  BankNorth Group, Inc. ...................................                948,600
   26,250  Charter One Financial, Inc. .............................                819,525
   26,000  Golden State Bancorp, Inc. ..............................                771,940
   20,000  GreenPoint Financial Corp. ..............................                874,000
   38,000  Independence Community Bank Corp. .......................              1,068,940
   26,000  New York Community Bancorp, Inc. ........................                718,900
   56,000  Sovereign Bancorp, Inc. .................................                786,800
   30,250  Washington Federal, Inc. ................................                724,185
    9,000  Webster Financial Corp. .................................                336,870
                                                                                -----------
                                                                                  7,049,760
           TRUCKING/TRANSPORTATION LEASING (0.2%)
   12,000  Roadway Corp. ...........................................                444,000

           WIRELESS NETWORKING (0.2%)
   24,000  RF Micro Devices Inc.* ..................................                429,600
                                                                                -----------
           TOTAL COMMON STOCKS
             (Cost $ 149,247,263) ..................................            191,480,245
                                                                                -----------

 Principal
   Amount                                                                          Value
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.9%)
$2,000,000  Private Export Funding
              Corporation Notes
              Series "J" 7.65%,
              5/15/06 ...............................................            $ 2,186,948
 3,000,000  Federal Home Loan
              Mortgage Corp. Notes
              5.50%, 7/15/06 ........................................              3,038,709
10,000,000  Federal Home Loan
              Mortgage Corp. Notes
              5.75%, 1/15/12 ........................................              9,733,750
                                                                                 -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $15,122,045) .....................................             14,959,407
                                                                                 -----------
            TOTAL INVESTMENT SECURITIES (95.5%)
             (Cost $164,369,308) ....................................            206,439,652
                                                                                 -----------


--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2002
================================================================================

 Principal
   Amount                                                                          Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.9%)
(including accrued interest)
 $5,000,000  Collateralized by $4,916,000 U.S. Treasury Bonds 6.25%,
               due 8/15/23, with a value of $5,083,685 (with
               UBS Warburg LLC, 1.78%, dated 3/28/02,
               due 4/1/02, delivery value $5,000,989) ..................          $  5,000,989
  5,700,000  Collateralized by $5,605,000 U.S. Treasury
               Notes 5.50%, due 5/15/09, with a value of
               $5,807,153 (with State Street Bank &
               Trust Company, 1.75%, dated 3/28/02,
               due 4/1/02, delivery value $5,701,108) ..................             5,701,108
                                                                                  ------------

               TOTAL REPURCHASE AGREEMENTS
                 (Cost $ 10,702,097) ...................................          $ 10,702,097
                                                                                  ------------

               EXCESS OF LIABILITIES OVER CASH AND OTHER
               ASSETS (-0.4%) ..........................................          $   (935,019)
                                                                                  ------------

               NET ASSETS (100.0%) .....................................          $216,206,730
                                                                                  ============

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                 PER OUTSTANDING SHARE
                 ($216,206,730 / 12,417,732 shares outstanding) ........          $      17.41
                                                                                  ============

*     Non-income producing

(ADR) American Depositary Receipts

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2002
================================================================================

Assets:
Investment securities, at value
   (Cost-$164,369,308) ..................................         $ 206,439,652
Repurchase agreements
   (Cost-$10,702,097) ...................................            10,702,097
Cash ....................................................               119,970
Receivable for securities sold ..........................             1,800,477
Receivable for capital shares sold ......................               944,767
Dividends and interest receivable .......................               325,950
                                                                  -------------
     Total Assets .......................................           220,332,913
                                                                  -------------
Liabilities:
Payable for capital shares
   repurchased ..........................................             3,283,192
Payable for securities purchased ........................               630,188
Accrued expenses:
   Advisory fee payable .................................               120,577
   Service and distribution plan fees payable ...........                46,376
   Other ................................................                45,850
                                                                  -------------
     Total Liabilities ..................................             4,126,183
                                                                  -------------
Net Assets ..............................................         $ 216,206,730
                                                                  =============
Net Assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000,
   outstanding 12,417,732 shares) .......................         $      12,418
Additional paid-in capital ..............................           198,381,676
Undistributed net investment income .....................                 3,566
Accumulated net realized loss on investments ............           (24,261,274)
Net unrealized appreciation of investments ..............            42,070,344
                                                                  -------------
Net Assets ..............................................         $ 216,206,730
                                                                  =============

Net Asset Value, Offering and Redemption Price, per
   Outstanding Share ($216,206,730 / 12,417,732 shares
   outstanding) .........................................         $       17.41
                                                                  =============

Statement of Operations for the
Year Ended March 31, 2002
================================================================================

Investment Income:
Dividend (net of foreign withholding tax of $7,364) .....         $   1,573,923
Interest ................................................               946,958
                                                                  -------------
     Total Income .......................................             2,520,881
                                                                  -------------
Expenses:
Advisory fee ............................................             1,591,876
Service and distribution plan fee .......................               612,260
Custodian fees ..........................................                68,467
Transfer agent fees .....................................                56,337
Auditing and legal fees .................................                46,208
Accounting & bookkeeping expense ........................                32,400
Insurance, dues and other ...............................                31,687
Printing ................................................                25,125
Registration and filing fees ............................                21,983
Directors' fees and expenses ............................                21,778
Postage .................................................                17,419
                                                                  -------------
     Total Expenses before custody credits ..............             2,525,540
     Less: custody credits ..............................                (5,168)
                                                                  -------------
     Net Expenses .......................................             2,520,372
                                                                  -------------
Net Investment Income ...................................                   509
                                                                  -------------
Net Realized and Unrealized
  Gain/Loss on Investments:
     Net Realized Loss ..................................           (15,925,507)
     Change in Net Unrealized Appreciation ..............            25,829,630
                                                                  -------------
Net Realized Loss and Change in
  Net Unrealized Appreciation on Investments ............             9,904,123
                                                                  -------------
Net Increase in Net Assets from Operations ..............         $   9,904,632
                                                                  =============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2002 and 2001
================================================================================

                                                                     Year Ended       Year Ended
                                                                      March 31,        March 31,
                                                                         2002             2001
                                                                    ------------------------------
Operations:
   Net investment income ........................................   $         509    $   3,712,008
   Net realized loss on investments .............................     (15,925,507)      (8,042,349)
   Change in net unrealized appreciation ........................      25,829,630      (53,591,408)
                                                                    ------------------------------
   Net increase (decrease) in net assets from operations ........       9,904,632      (57,921,749)
                                                                    ------------------------------
Distributions to Shareholders:
   Net investment income ........................................        (721,305)      (5,020,586)
   Net realized gain from investment transactions ...............              --       (6,343,935)
                                                                    ------------------------------
   Total distributions ..........................................        (721,305)     (11,364,521)
                                                                    ------------------------------
Capital Share Transactions:
   Proceeds from sale of shares .................................     181,401,786      241,761,377
   Proceeds from reinvestment of distributions to shareholders ..         687,902       10,707,813
   Cost of shares repurchased ...................................    (245,535,094)    (224,428,949)
                                                                    ------------------------------
   Net (decrease) increase from capital share transactions ......     (63,445,406)      28,040,241
                                                                    ------------------------------
Total Decrease in Net Assets ....................................     (54,262,079)     (41,246,029)
Net Assets:
   Beginning of year ............................................     270,468,809      311,714,838
                                                                    ------------------------------
   End of year ..................................................   $ 216,206,730    $ 270,468,809
                                                                    ==============================
Net undistributed investment income, at end of year .............   $       3,566    $     720,973
                                                                    ==============================

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements

================================================================================

1   Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. As required, effective April, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis. Prior to March 31, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund.


--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2002
================================================================================

The effect of this change for the year ended March 31, 2002 was to decrease net investment income by $5,946, decrease net unrealized appreciation by $24,743 and decrease net realized loss by $30,689. The statement of changes in net assets and the financial highlights for prior years have not been restated to reflect this change in accounting policy.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                                       Year Ended March 31,
                                                      2002               2001
                                                  ------------------------------
Shares sold ..............................         10,283,502         12,423,940
Shares issued in reinvestment of dividends
   and distributions .....................             39,855            591,263
                                                  ------------------------------
                                                   10,323,357         13,015,203
Shares repurchased .......................         14,259,379         11,592,696
                                                  ------------------------------
Net (decrease) increase ..................         (3,936,022)         1,422,507
                                                  ==============================

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                    Year Ended
                                                                      March 31,
                                                                        2002
                                                                    ------------
PURCHASES:
U.S. Government Agency Obligations .....................            $ 24,470,336
Other Investment Securities ............................             116,794,195
                                                                    ------------
                                                                    $141,264,531
                                                                    ============
SALES:
U.S. Government Agency Obligations .....................            $ 30,823,432
Other Investment Securities ............................             169,079,935
                                                                    ------------
                                                                    $199,903,367
                                                                    ============

4.  Income Taxes:

At March 31, 2002, information on the tax components of capital is as follows:

Cost of investment for tax purposes ....................           $175,766,623
                                                                   ============
Gross tax unrealized appreciation ......................           $ 46,142,419
Gross tax unrealized depreciation ......................             (4,767,293)
                                                                   ------------
Net tax unrealized appreciation on investments .........           $ 41,375,126
                                                                   ============
Undistributed ordinary income ..........................           $      3,566
                                                                   ============
Capital loss carryforward expiring March 31, 2009 ......           $  3,878,796
Capital loss carryforward expiring March 31, 2010 ......           $ 19,485,852
                                                                   ------------
Total loss carryforward ................................           $ 23,364,648
                                                                   ============

During the year ended March 31, 2002, as permitted under federal income tax regulations, the Fund elected to defer $201,409 of Post-October net capital losses to the next taxable year.

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The tax composition of dividends was $721,305 from ordinary income.

The difference between book and tax unrealized appreciation/(depreciation) is primarily attributable to wash sales.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With
   Affiliates:

An advisory fee of $1,591,876 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2002. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
================================================================================

portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2002, fees amounting to $612,260 were paid or payable to the Distributor under this Plan.

For the year ended March 31, 2002, the Fund's expenses were reduced by $5,168 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund. During the year ended March 31, 2002, the Fund paid brokerage commissions totaling $127,894 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers. The Fund also reimbursed the Distributor $17,025 for the three-month period ended March 31, 2002 for trading services it performed on behalf of the Fund.

At March 31, 2002, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 2,214,227 shares of the Fund's capital stock, representing 17.8% of the outstanding shares. In addition, certain officers and directors of the Fund owned 340,200 shares of capital stock, representing 2.7% of the outstanding shares.


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

                                                                     Years Ended March 31,
                                         -----------------------------------------------------------------------------
                                            2002             2001             2000             1999             1998
                                         -----------------------------------------------------------------------------
Net asset value, beginning of year ...   $   16.54        $   20.88        $   17.99        $   16.32        $   13.64
                                         -----------------------------------------------------------------------------
Income from investment
      operations:
      Net investment income ..........         .01              .23              .33              .03              .22
      Net gains on securities
        (both realized and unrealized)         .92            (3.84)            4.04             1.92             4.54
                                         -----------------------------------------------------------------------------
Total from investment
      operations .....................         .93            (3.61)            4.37             1.95             4.76
                                         -----------------------------------------------------------------------------
Less distributions:
      Dividends from net
        investment income ............        (.06)            (.32)            (.24)            (.02)            (.26)
      Distributions from
        realized gains ...............          --             (.41)           (1.24)            (.26)           (1.82)
                                         -----------------------------------------------------------------------------
Total distributions ..................        (.06)            (.73)           (1.48)            (.28)           (2.08)
                                         -----------------------------------------------------------------------------
Net asset value, end of year .........   $   17.41        $   16.54        $   20.88        $   17.99        $   16.32
                                         =============================================================================
Total return .........................        5.60%          (17.59%)          25.02%           12.16%           37.36%
                                         =============================================================================

Ratios/Supplemental Data:
Net assets, end of year
      (in thousands) .................   $ 216,207        $ 270,469        $ 311,715        $ 182,532        $ 123,488
Ratio of operating expenses
      to average net assets ..........        1.03%(2)         1.01%(2)         1.03%(2)         1.08%(1)         1.15%(1)
Ratio of net investment income
      to average net assets ..........          --%            1.21%            1.93%            0.30%            1.46%
Portfolio turnover rate ..............          62%             123%              72%             129%             139%

(1)   Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been unchanged for the years ended March 31, 2002, and 2001, and 1.02% for the year ended March 31, 2000.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Report of Independent Accountants

To the Shareholders and Board of Directors of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
May 10, 2002

--------------------------------------------------------------------------------
                         FEDERAL TAX NOTICE (UNAUDITED)

For the taxable year ended March 31, 2002, 18.50% of the ordinary income dividends paid by the Fund qualified for the corporate dividends received deduction available to corporate shareholders.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                            Principal
                                                                            Occupation
                                                       Length of            During the                   Other Directorships
Name, Address, and Age          Position               Time Served          Past 5 Years                 Held by Director
----------------------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner           Chairman of the        Since 1993           Chairman, President          Value Line, Inc.
Age 67                          Board of Directors                          and Chief Executive
                                and President                               Officer of Value Line,
                                                                            Inc. (the "Adviser") and
                                                                            Value Line Publishing, Inc.
                                                                            Chairman and President
                                                                            of each of the
                                                                            15 Value Line Funds
                                                                            and Value Line
                                                                            Securities, Inc.
                                                                            (the "Distributor").

----------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth                  Director               Since 1993           Real Estate Executive:       Value Line, Inc.
5 Outrider Road                                                             President, Ruth Realty
Rolling Hills, CA 90274                                                     (real estate broker);
Age 67                                                                      Director of the Adviser
                                                                            since 2000.

----------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler                Director               Since 2000           Consultant, Academic         None
1611 Cold Spring Rd.                                                        Search Consultation
Williamstown, MA 01267                                                      Service, Inc. Trustee
Age 78                                                                      Emeritus and Chairman
                                                                            (1993 - 1994) of the
                                                                            Board of Trustees of
                                                                            Duke University;
                                                                            President Emeritus,
                                                                            Williams College.

----------------------------------------------------------------------------------------------------------------------------
Frances T. Newton               Director               Since 1993           Customer Support             None
4921 Buckingham Drive                                                       Analyst, Duke Power
Charlotte, NC 28209                                                         Company.
Age 60


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Management of the Fund
================================================================================

                                                                            Principal
                                                                            Occupation
                                                       Length of            During the               Other Directorships
Name, Address, and Age          Position               Time Served          Past 5 Years             Held by Director
------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley               Director               Since 1993           Professor of History,    Berkshire
54 Scott Hill Road                                                          Williams College,        Life Insurance
Williamstown, MA 01267                                                      1961 to present.         Company.
Age 70                                                                      President Emeritus
                                                                            since 1994 and
                                                                            President, 1985 - 1994;
                                                                            Chairman (1993 - 1997)
                                                                            and Interim President
                                                                            (2002) of the American
                                                                            Council of Learned
                                                                            Societies.

------------------------------------------------------------------------------------------------------------------------
David H. Porter                 Director               Since 2000           Visiting Professor of    None
5 Birch Run Drive                                                           Classics, Williams
Saratoga Springs, NY 12866                                                  College, since 1999;
Age 66                                                                      President Emeritus,
                                                                            Skidmore College
                                                                            since 1999 and
                                                                            President, 1987 - 1998.

------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts              Director               Since 2000           Chairman, Institute      A. Schulman Inc.
169 Pompano St.                                                             for Political Economy.   (plastics)
Panama City Beach, FL 32413
Age 63

------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr               Director               Since 2000           Senior Financial         None
1409 Beaumont Drive                                                         Advisor, Hawthrone,
Gladwyne, PA 19035                                                          since 2001;
Age 53                                                                      Chairman, Radcliffe
                                                                            College Board of
                                                                            Trustees, 1990 - 1999.


--------------------------------------------------------------------------------
20

                                          Value Line Asset Allocation Fund, Inc.

Management of the Fund
================================================================================

                                                                            Principal
                                                                            Occupation
                                                       Length of            During the
Name, Address, and Age          Position               Time Served          Past 5 Years
-----------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant                Vice President         Since 1993           Portfolio Manager
Age 48                                                                      with the Adviser.

-----------------------------------------------------------------------------------------------------
Philip J. Orlando               Vice President         Since 2001           Chief Investment Officer
Age 43                                                                      with the Adviser.

-----------------------------------------------------------------------------------------------------
Jeffrey Geffen                  Vice President         Since 2001           Portfolio Manager
Age 52                                                                      with the Adviser since
                                                                            2001; Investments, Morgan
                                                                            Stanley Dean Witter
                                                                            Advisors, 1989 - 2001.

-----------------------------------------------------------------------------------------------------
David T. Henigson               Vice President,        Since 1993           Director, Vice
Age 44                          Secretary and                               President and
                                Treasurer                                   Compliance Officer
                                                                            of the Adviser.
                                                                            Director and Vice
                                                                            President of the
                                                                            Distributor.
                                                                            Vice President,
                                                                            Secretary and Treasurer
                                                                            of each of the 15 Value
                                                                            Line Funds.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request, by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

================================================================================

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--------------------------------------------------------------------------------
22

                                          Value Line Asset Allocation Fund, Inc.

================================================================================

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                                                                              23

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER       Value Line, Inc.
                         220 East 42nd Street
                         New York, NY 10017-5891

DISTRIBUTOR              Value Line Securities, Inc.
                         220 East 42nd Street
                         New York, NY 10017-5891

CUSTODIAN BANK           State Street Bank and Trust Co.
                         225 Franklin Street
                         Boston, MA 02110

SHAREHOLDER              State Street Bank and Trust Co.
SERVICING AGENT          c/o NFDS
                         P.O. Box 219729
                         Kansas City, MO 64121-9729

INDEPENDENT              PricewaterhouseCoopers LLP
ACCOUNTANTS              1177 Avenue of the Americas
                         New York, NY 10036

LEGAL COUNSEL            Peter D. Lowenstein, Esq.
                         Two Sound View Drive, Suite 100
                         Greenwich, CT 06830

DIRECTORS                Jean Bernhard Buttner
                         John W. Chandler
                         Frances T. Newton
                         Francis C. Oakley
                         David H. Porter
                         Paul Craig Roberts
                         Marion N. Ruth
                         Nancy-Beth Sheerr

OFFICERS                 Jean Bernhard Buttner
                         Chairman and President
                         Stephen E. Grant
                         Vice President
                         Jeffrey D. Geffen
                         Vice President
                         Philip J. Orlando
                         Vice President
                         David T. Henigson
                         Vice President and
                         Secretary/Treasurer
                         Stephen La Rosa
                         Assistant Secretary/Treasurer
                         Joseph Van Dyke
                         Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).